AST J.P. Morgan Aggressive Multi-Asset Portfolio Expense Example - AST J.P. Morgan Aggressive Multi-Asset Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,338